Subsequent Events (Details) (USD $)	0 Months Ended
	Feb. 01, 2015	Dec. 02, 2013	Feb. 12, 2013	Jul. 21, 2014	Jan. 16, 2015
Subsequent Event [Line Items]
Share repurchase program, amount authorized				$ 100,000,000
Proceeds from Divestiture of Businesses	123,000,000	28,700,000	33,700,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, amount authorized					100,000,000
Proceeds from Divestiture of Businesses	$ 123,000,000